Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Financial Obligations
Schedule of the gross amount of the equipments and related depreciation recorded under capital lease
	Year ended December 31,
	2012	2013
	RMB	RMB	US$

Equipment	196,301	422,502	69,792
Less: accumulated depreciation	(13,595)	(36,041)	(5,954)
Net Value	182,706	386,461	63,838

Schedule of future minimum payments required under non-cancellable sale-leaseback

As of December 31, 2013, future minimum payments required under non-cancellable sale-leaseback are:

	RMB	US$
Year ended December 31,
2014	73,138	12,081
2015	70,492	11,644
2016	62,310	10,293
2017	44,479	7,347
2018	43,227	7,141
Thereafter	156,480	25,849
Total minimum lease payments	450,126	74,355
Less: Amount representing interest	118,909	19,642
Present value of net minimum lease payments	331,217	54,713
Current portion	49,127	8,115
Non-current portion	282,090	46,598